CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (78,938)	$ (68,292)	$ (77,572)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,401	4,718	3,942
Change in valuation of contingent consideration liability	0	49	788
Payment of contingent consideration in excess of acquisition date fair value	(413)	(344)	(275)
Change in fair value of warrant liabilities	(5,033)	0	0
Stock compensation expense	394	786	188
Provision for doubtful accounts	145	55	4
Deferred income taxes	(125)	(22)	98
Inventory write-down	1,074	2,456	3,019
Loss on disposal of property, plant, and equipment	0	850	0
Cloud computing arrangements development costs	(4,894)	0	0
Other, net	(144)	193	725
Changes in current assets and liabilities:
Accounts receivable, net	4,156	(2,116)	(2,491)
Accounts receivable from related party	(593)	(89)	4,117
Inventories	(21,068)	1,563	(9,604)
Other current assets	(1,283)	(3,282)	24
Accounts payable and accrued liabilities	6,371	(11,064)	23,323
Accounts payable to related party	6,269	0	0
Net cash used by operating activities	(89,681)	(74,539)	(53,714)
Cash flows from investing activities:
Capital expenditures	(14,081)	(9,951)	(3,243)
Net cash used by investing activities	(14,081)	(9,951)	(3,243)
Cash flows from financing activities:
Borrowings on notes payable to related party (Note 16)	15,333	2,100	5,533
Repayment on notes payable to related party (Note 16)	0	(1,000)	(1,500)
Net proceeds from the Business Combination and PIPE Investments (Note 4)	293,717	0	0
Payment of contingent consideration up to acquisition date fair value (Note 11)	(1,767)	(1,836)	(1,905)
Transfers from Parent (Note 16)	59,051	85,493	56,176
Net cash provided by financing activities	366,334	84,757	58,304
Net increase in cash and cash equivalents	262,572	267	1,347
Cash and cash equivalents:
Cash and cash equivalents—beginning of period	2,668	2,401	1,054
Net increase in cash and cash equivalents	262,572	267	1,347
Cash and cash equivalents—end of period	$ 265,240	$ 2,668	$ 2,401